SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,282,705	$ 1,352,742
Less: accumulated depreciation	(1,231,277)	(1,319,420)
Property, plant and equipment, net	51,428	33,322
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	855,645	801,158
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	5,115	5,115
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	179,144	179,144
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	94,083	94,083
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 148,718	$ 273,242